Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Other Receivables
Schedule of other receivables
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	14,068,225	47,504,624	7,791,603
Deposit for loan guarantee	13,500,000	7,500,000	1,230,133
Due from employees	3,292,234	—	—
Others	4,020,409	3,505,541	574,971
Total other receivables	34,880,868	58,510,165	9,596,707

Note (i):             As of December 31, 2012 and 2013, VAT recoverable mainly consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB14,068,225 and RMB 40,761,846 ($6,685,667), respectively.